Putnam Ultra Short Duration Income Fund
The fund's portfolio
4/30/21 (Unaudited)

CORPORATE BONDS AND NOTES (54.9%)(a)
	Principal amount	Value
Banking (28.6%)
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.57%), 0.76%, 8/27/21 (Netherlands)	$77,000,000	$77,123,970
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.87%), 1.045%, 11/23/21 (Australia)	3,000,000	3,014,000
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 0.672%, 11/21/22 (Australia)	24,180,000	24,337,787
Australia & New Zealand Banking Group, Ltd. 144A unsec. FRN (BBA LIBOR USD 3 Month + 0.46%), 0.652%, 5/17/21 (Australia)	14,625,000	14,627,623
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 0.875%, 9/18/23 (Spain)	28,200,000	28,294,834
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.56%), 1.748%, 4/11/22 (Spain)	19,870,000	20,106,771
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.12%), 1.308%, 4/12/23 (Spain)	22,210,000	22,527,282
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.09%), 1.265%, 2/23/23 (Spain)	3,400,000	3,443,384
Banco Santander SA sr. unsec. unsub. notes 3.50%, 4/11/22 (Spain)	25,349,000	26,079,846
Bank of America Corp. sr. unsec. unsub. FRN 3.004%, 12/20/23	16,679,000	17,337,519
Bank of America Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.176%, 4/24/23	36,430,000	36,711,467
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 1.16%), 1.348%, 1/20/23	18,815,000	18,953,804
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.79%), 0.984%, 3/5/24	61,349,000	61,889,123
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 0.851%, 6/25/22	29,807,000	29,833,115
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.79%), 0.98%, 8/27/21 (Canada)	7,500,000	7,519,664
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 0.765%, 3/26/22 (Canada)	57,966,000	58,224,588
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.68%), 0.69%, 3/10/23 (Canada)	24,944,000	25,173,084
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 0.583%, 9/10/21 (Canada)	30,000,000	30,037,208
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.27%), 0.28%, 4/14/23 (Canada)	28,038,000	28,038,000
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.148%, 7/20/23 (France)	7,635,000	7,757,978
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 2.125%, 11/21/22 (France)	22,009,000	22,584,406
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	35,500,000	35,505,327
Barclays PLC sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.43%), 1.624%, 2/15/23 (United Kingdom)	9,500,000	9,570,646
Barclays PLC sr. unsec. unsub. FRN 4.61%, 2/15/23 (United Kingdom)	63,388,000	65,363,258
Barclays PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.63%), 1.813%, 1/10/23 (United Kingdom)	42,803,000	43,158,868
Barclays PLC sr. unsec. unsub. notes 3.20%, 8/10/21 (United Kingdom)	64,656,000	65,153,152
BBVA USA sr. unsec. notes Ser. BKNT, 3.50%, 6/11/21	28,745,000	28,762,953
BBVA USA sr. unsec. notes Ser. BKNT, 2.875%, 6/29/22	8,545,000	8,772,952
BNP Paribas SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 0.583%, 8/7/21 (France)	7,526,000	7,532,496
BNP Paribas SA 144A sr. unsec. notes 2.95%, 5/23/22 (France)	21,815,000	22,409,705
BPCE SA 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.22%), 1.402%, 5/22/22 (France)	8,035,000	8,112,488
BPCE SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.24%), 1.424%, 9/12/23 (France)	61,337,000	62,520,681
BPCE SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.30%), 0.486%, 1/14/22 (France)	26,050,000	26,095,326
BPCE SA 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.44%), 0.454%, 2/17/22 (France)	46,500,000	46,567,850
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 0.91%, 6/16/22 (Canada)	6,300,000	6,345,421
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.80%), 0.81%, 3/17/23 (Canada)	62,781,000	63,324,683
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.66%), 0.844%, 9/13/23 (Canada)	20,445,000	20,730,299
Capital One Bank USA NA sr. unsec. FRN 2.014%, 1/27/23	19,127,000	19,343,653
Capital One NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.82%), 1.013%, 8/8/22	9,900,000	9,973,295
Citibank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.60%), 0.782%, 5/20/22	23,000,000	23,111,688
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.43%), 1.621%, 9/1/23	14,600,000	14,823,131
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.02%), 1.214%, 6/1/24	65,203,000	65,967,368
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.19%), 1.366%, 8/2/21	28,093,000	28,171,629
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.07%), 1.246%, 12/8/21	32,745,000	32,918,187
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.136%, 4/25/22	28,085,000	28,297,175
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.95%), 1.143%, 3/29/23	5,925,000	5,999,438
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 1.00%, 5/26/22	9,960,000	10,030,630
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.72%), 0.918%, 2/14/22	43,000,000	43,178,693
Compass Bank sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.73%), 0.907%, 6/11/21	48,162,000	48,168,078
Cooperatieve Rabobank UA sr. unsec. FRN (Secured Overnight Funding Rate + 0.30%), 0.31%, 1/12/24 (Netherlands)	46,000,000	46,031,006
Cooperatieve Rabobank UA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.86%), 1.055%, 9/26/23 (Netherlands)	27,341,000	27,720,220
Cooperatieve Rabobank UA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.83%), 1.018%, 1/10/22 (Netherlands)	29,100,000	29,266,373
Credit Agricole Corporate & Investment Bank SA 144A company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 0.596%, 5/3/21 (France)	47,000,000	47,000,000
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.02%), 1.196%, 4/24/23 (United Kingdom)	65,372,000	66,297,450
Credit Agricole SA/London 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.43%), 1.618%, 1/10/22 (United Kingdom)	10,818,000	10,909,364
Credit Suisse AG/New York, NY sr. unsec. FRN (Secured Overnight Funding Rate + 0.45%), 0.46%, 2/4/22	51,815,000	51,792,211
Credit Suisse Group AG sr. unsec. FRN (Secured Overnight Funding Rate + 0.39%), 0.40%, 2/2/24	33,500,000	33,374,040
Danske Bank A/S 144A sr. unsec. notes 5.00%, 1/12/22 (Denmark)	9,641,000	9,925,625
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.07%), 1.258%, 6/2/21 (Norway)	7,000,000	7,006,144
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.62%), 0.808%, 12/2/22 (Norway)	46,725,000	47,109,085
Fifth Third Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.44%), 0.616%, 7/26/21	24,800,000	24,815,861
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.88%), 1.074%, 8/15/21 (Netherlands)	31,679,000	31,755,350
ING Groep NV sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.194%, 10/2/23 (Netherlands)	68,129,000	69,170,909
ING Groep NV sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.15%), 1.343%, 3/29/22 (Netherlands)	34,003,000	34,305,132
ING Groep NV sr. unsec. unsub. notes 3.15%, 3/29/22 (Netherlands)	3,337,000	3,421,596
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.184%, 1/15/23	13,000,000	13,079,560
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.90%), 1.076%, 4/25/23	10,291,000	10,358,513
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.89%), 1.063%, 7/23/24	28,880,000	29,246,030
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.73%), 0.903%, 4/23/24	60,212,000	60,631,151
JPMorgan Chase & Co. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.58%), 0.59%, 3/16/24	13,994,000	14,038,921
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.776%, 4/25/23	11,870,000	12,151,438
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.23%), 1.406%, 10/24/23	52,951,000	53,698,830
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 0.992%, 11/22/21	9,905,000	9,945,275
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.66%), 0.836%, 2/1/22	40,000,000	40,167,825
KeyBank NA sr. unsec. FRN Ser. BKNT, 0.423%, 1/3/24	28,250,000	28,309,536
KeyBank NA sr. unsec. FRN Ser. BKNT, (Secured Overnight Funding Rate + 0.34%), 0.35%, 1/3/24	54,980,000	54,998,693
Lloyds Bank PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 0.683%, 5/7/21 (United Kingdom)	65,400,000	65,403,034
Lloyds Banking Group PLC sr. unsec. FRN 1.326%, 6/15/23 (United Kingdom)	44,200,000	44,610,564
Lloyds Banking Group PLC sr. unsec. unsub. FRN 2.858%, 3/17/23 (United Kingdom)	25,589,000	26,111,940
Lloyds Banking Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.80%), 0.987%, 6/21/21 (United Kingdom)	38,410,000	38,450,019
Lloyds Banking Group PLC sr. unsec. unsub. FRN 0.695%, 5/11/24 (United Kingdom)	29,000,000	29,033,175
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.86%), 1.036%, 7/26/23 (Japan)	16,000,000	16,204,416
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.74%), 0.928%, 3/2/23 (Japan)	16,300,000	16,424,559
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.826%, 7/26/21 (Japan)	45,366,000	45,426,459
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.06%), 1.244%, 9/13/21 (Japan)	53,980,000	54,174,940
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.92%), 1.102%, 2/22/22 (Japan)	23,818,000	23,974,359
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.79%), 0.966%, 7/25/22 (Japan)	20,138,000	20,278,111
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.99%), 1.178%, 7/10/24 (Japan)	17,800,000	18,010,288
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.94%), 1.13%, 2/28/22 (Japan)	45,569,000	45,871,318
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 1.324%, 9/13/21 (Japan)	60,305,000	60,552,187
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.88%), 1.057%, 9/11/22 (Japan)	52,440,000	52,940,334
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.71%), 0.886%, 11/4/21 (Australia)	27,500,000	27,593,025
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 0.767%, 9/20/21 (Australia)	28,200,000	28,257,310
National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.41%), 0.594%, 12/13/22 (Australia)	36,650,000	36,818,810
National Bank of Canada company guaranty sr. unsec. FRN 0.90%, 8/15/23 (Canada)	48,000,000	48,283,148
Nationwide Building Society sr. unsec. FRN 3.622%, 4/26/23 (United Kingdom)	68,804,000	70,882,569
NatWest Group PLC sr. unsec. unsub. FRN 3.498%, 5/15/23 (United Kingdom)	29,795,000	30,696,299
NatWest Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.55%), 1.751%, 6/25/24 (United Kingdom)	11,450,000	11,697,676
NatWest Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.47%), 1.664%, 5/15/23 (United Kingdom)	61,574,000	62,223,939
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.99%), 1.18%, 5/27/21 (Finland)	8,353,000	8,358,425
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.94%), 1.13%, 8/30/23 (Finland)	3,187,000	3,221,473
Nordea Bank ABP 144A unsec. sub. notes 4.875%, 5/13/21 (Finland)	36,040,000	36,081,847
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 0.615%, 12/9/22	48,700,000	48,806,646
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 0.501%, 2/24/23	46,065,000	46,147,959
PNC Bank NA sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.45%), 0.634%, 7/22/22	50,520,000	50,562,340
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.36%), 0.55%, 1/17/23 (Canada)	42,500,000	42,676,477
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.47%), 0.647%, 4/29/22 (Canada)	18,200,000	18,278,853
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (Secured Overnight Funding Rate + 0.30%), 0.31%, 1/19/24 (Canada)	45,885,000	45,822,138
Royal Bank of Canada sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.45%), 0.46%, 10/26/23 (Canada)	27,919,000	28,005,270
Royal Bank of Canada sr. unsec. unsub. notes (Secured Overnight Funding Rate + 0.40%), 0.41%, 8/5/22 (Canada)	27,800,000	27,906,502
Santander UK Group Holdings PLC company guaranty sr. unsec. unsub. notes 2.875%, 8/5/21 (United Kingdom)	40,453,000	40,715,553
Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.62%), 0.811%, 6/1/21 (United Kingdom)	44,970,000	44,991,961
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.829%, 12/12/22 (Sweden)	20,000,000	20,154,791
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.43%), 0.622%, 5/17/21 (Sweden)	52,250,000	52,257,749
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 3.25%, 5/17/21 (Sweden)	35,000,000	35,037,450
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 0.55%, 9/1/23 (Sweden)	23,478,000	23,519,040
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes (BBA LIBOR USD 3 Month + 0.32%), 0.511%, 9/1/23 (Sweden)	47,957,000	48,039,011
Standard Chartered PLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.20%), 1.383%, 9/10/22 (United Kingdom)	66,750,000	66,968,467
Sumitomo Mitsui Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.80%), 0.984%, 10/16/23 (Japan)	18,592,000	18,824,478
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 1.33%, 10/19/21 (Japan)	33,620,000	33,783,641
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.97%), 1.158%, 1/11/22 (Japan)	25,439,000	25,586,173
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.78%), 0.968%, 7/12/22 (Japan)	10,614,000	10,688,723
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	47,459,000	47,664,026
SunTrust Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.59%), 0.766%, 8/2/22	2,527,000	2,530,462
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.59%), 0.782%, 5/17/22	36,600,000	36,782,259
Svenska Handelsbanken AB company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 0.646%, 5/24/21 (Sweden)	53,242,000	53,256,763
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)	17,000,000	17,079,747
Swedbank AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.70%), 0.884%, 3/14/22 (Sweden)	9,300,000	9,345,255
Swedbank AB 144A sr. unsec. notes 1.30%, 6/2/23 (Sweden)	19,500,000	19,827,035
Swedbank AB 144A sr. unsec. notes 0.60%, 9/25/23 (Sweden)	9,653,000	9,643,057
Synovus Bank sr. unsec. FRN 2.289%, 2/10/23	13,485,000	13,609,025
Toronto-Dominion Bank (The) sr. unsec. FRN (Secured Overnight Funding Rate + 0.36%), 0.366%, 3/4/24 (Canada)	60,500,000	60,594,985
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.90%), 1.088%, 7/13/21 (Canada)	1,001,000	1,002,772
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.35%), 0.534%, 7/22/22 (Canada)	42,000,000	41,989,794
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.48%), 0.49%, 1/27/23 (Canada)	57,295,000	57,558,557
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 0.45%, 9/11/23 (Canada)	11,127,000	11,130,871
Truist Bank sr. unsec. FRN Ser. BKNT, (Secured Overnight Funding Rate + 0.73%), 0.741%, 3/9/23	38,890,000	39,224,201
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 0.852%, 4/1/22	26,180,000	26,308,895
U.S. Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 0.585%, 12/9/22	47,500,000	47,707,290
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.44%), 0.615%, 5/23/22	47,990,000	48,184,437
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.38%), 0.574%, 11/16/21	7,210,000	7,221,103
UBS AG/London 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.36%), 0.378%, 2/9/24 (United Kingdom)	47,500,000	47,533,868
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	9,355,000	9,476,477
UniCredit SpA 144A sr. unsec. unsub. notes 3.75%, 4/12/22 (Italy)	68,691,000	70,594,129
US Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.64%), 0.816%, 1/24/22	13,507,000	13,564,923
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.23%), 1.416%, 10/31/23	49,974,000	50,731,606
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.11%), 1.286%, 1/24/23	25,159,000	25,336,073
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, 2.082%, 9/9/22	24,300,000	24,451,472
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.62%), 0.81%, 5/27/22	5,000,000	5,001,974
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.51%), 0.694%, 10/22/21	35,700,000	35,771,527
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.85%), 1.038%, 1/11/22 (Australia)	21,400,000	21,518,036
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.39%), 0.578%, 1/13/23 (Australia)	17,300,000	17,391,749

		4,802,436,475
Basic materials (0.5%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	17,332,000	17,439,116
FMC Corp. sr. unsec. unsub. notes 3.95%, 2/1/22	11,460,000	11,659,483
Georgia-Pacific, LLC 144A sr. unsec. notes 0.625%, 5/15/24	23,275,000	23,211,095
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	15,600,000	16,008,964
Nutrition & Biosciences, Inc. 144A sr. unsec. notes 0.697%, 9/15/22	14,000,000	14,028,082

		82,346,740
Capital goods (0.9%)
Honeywell International, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), 0.563%, 8/8/22	28,000,000	28,109,121
Honeywell International, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.23%), 0.411%, 8/19/22	17,500,000	17,511,599
L3Harris Technologies, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 0.933%, 3/10/23	64,900,000	65,352,789
Otis Worldwide Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 0.644%, 4/5/23	37,823,000	37,801,587

		148,775,096
Communication services (0.9%)
American Tower Corp. sr. unsec. notes 0.60%, 1/15/24(R)	21,400,000	21,377,726
AT&T, Inc. sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.64%), 0.65%, 3/25/24	33,300,000	33,351,267
Time Warner Cable, LLC company guaranty sr. unsec. unsub. notes 4.00%, 9/1/21	36,127,000	36,226,349
Verizon Communications, Inc. sr. unsec. FRN (Secured Overnight Funding Rate + 0.50%), 0.51%, 3/22/24	30,615,000	30,682,445
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.19%, 3/16/22	24,750,000	24,953,539

		146,591,326
Conglomerates (0.5%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 0.80%, 3/16/22 (Netherlands)	37,850,000	38,047,697
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.43%), 0.44%, 3/11/24 (Netherlands)	42,200,000	42,411,169

		80,458,866
Consumer cyclicals (1.6%)
7-Eleven, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 0.645%, 8/10/22	23,250,000	23,268,164
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 0.698%, 8/13/21	20,406,000	20,434,192
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.53%), 0.54%, 4/1/24	24,200,000	24,332,495
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. notes 3.75%, 10/1/21	1,730,000	1,754,450
Lennar Corp. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21	12,237,000	12,317,715
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.125%, 1/15/22	15,560,000	15,799,951
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.29%), 0.49%, 10/7/21	32,100,000	32,133,652
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.34%), 0.35%, 10/14/22	18,500,000	18,537,925
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.33%), 0.34%, 1/11/24	55,600,000	55,720,652
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.32%), 0.33%, 4/6/23	32,700,000	32,738,128
Walt Disney Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.25%), 0.441%, 9/1/21	26,000,000	26,019,900

		263,057,224
Consumer finance (1.9%)
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.75%), 0.926%, 8/3/23	14,155,000	14,322,621
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.84%, 2/27/23	5,901,000	5,950,018
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 0.786%, 8/1/22	2,600,000	2,614,067
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.60%), 0.776%, 11/5/21	22,853,000	22,903,602
American Express Co. sr. unsec. notes 2.50%, 8/1/22	9,300,000	9,536,313
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.62%), 0.802%, 5/20/22	61,545,000	61,841,219
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.42%), 0.596%, 9/8/23	19,000,000	19,086,640
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.37%), 0.565%, 5/10/23	69,262,000	69,493,927
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.141%, 6/1/21	36,800,000	36,800,579
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.67%), 0.856%, 7/30/21	16,960,000	16,946,414
Capital One Financial Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.135%, 3/9/22	4,355,000	4,382,442
Capital One Financial Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 0.906%, 1/30/23	27,644,000	27,841,406
Capital One Financial Corp. sr. unsec. unsub. notes 3.05%, 3/9/22	7,680,000	7,840,701
Discover Financial Services sr. unsec. unsub. notes 5.20%, 4/27/22	10,064,000	10,523,059

		310,083,008
Consumer staples (1.2%)
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 4.50%, 8/16/21	2,825,000	2,858,212
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 0.75%, 3/15/24	13,974,000	13,966,105
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.551%, 5/25/21	56,815,000	56,925,009
McDonald's Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 0.614%, 10/28/21	53,080,000	53,173,412
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	6,790,000	6,950,768
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	26,318,000	26,495,435
Mondelez International, Inc. company guaranty sr. unsec. sub. notes 0.625%, 7/1/22	25,500,000	25,583,681
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	13,931,000	13,889,292

		199,841,914
Energy (0.8%)
Chevron USA, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.20%), 0.403%, 8/11/23	42,293,000	42,391,497
Chevron USA, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.11%), 0.311%, 8/12/22	28,196,000	28,211,104
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.218%, 7/12/21 (France)	31,445,000	31,511,574
Williams Cos Inc/The sr. unsec. notes 4.00%, 11/15/21	16,388,000	16,552,011
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21	16,923,000	17,327,774
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	3,723,000	3,805,123

		139,799,083
Financial (2.7%)
Bank of Nova Scotia (The) sr. unsec. FRN (Secured Overnight Funding Rate + 0.45%), 0.455%, 4/15/24 (Canada)	74,000,000	74,018,483
Bank of Nova Scotia (The) sr. unsec. notes 1.625%, 5/1/23 (Canada)	5,040,000	5,162,328
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.64%), 0.816%, 3/7/22 (Canada)	22,345,000	22,459,164
Bank of Nova Scotia (The) sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.62%), 0.81%, 9/19/22 (Canada)	5,096,000	5,134,208
Credit Suisse Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.24%), 1.424%, 6/12/24 (Switzerland)	56,565,000	57,285,924
Intercontinental Exchange, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 0.834%, 6/15/23	65,500,000	65,488,734
Macquarie Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 0.626%, 11/24/21 (Australia)	33,250,000	33,312,656
Macquarie Group, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.35%), 1.543%, 3/27/24 (Australia)	23,416,000	23,807,664
Nasdaq, Inc. sr. unsec. notes 0.445%, 12/21/22	14,000,000	14,004,677
UBS Group AG 144A sr. unsec. FRN 2.859%, 8/15/23 (Switzerland)	46,684,000	48,042,349
UBS Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.22%), 1.395%, 5/23/23 (Switzerland)	15,030,000	15,191,214
UBS Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.144%, 8/15/23 (Switzerland)	50,313,000	50,791,929
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.53%), 1.706%, 2/1/22 (Switzerland)	20,587,000	20,817,742
USAA Capital Corp. 144A sr. unsec. notes 2.00%, 6/1/21	8,300,000	8,312,035
USAA Capital Corp. 144A sr. unsec. notes Ser. MTN, 2.625%, 6/1/21	9,390,000	9,408,123

		453,237,230
Health care (3.5%)
AbbVie, Inc. sr. unsec. FRN 0.832%, 11/21/22	22,961,000	23,102,395
AbbVie, Inc. sr. unsec. FRN 0.641%, 11/19/21	37,000,000	37,051,678
AbbVie, Inc. sr. unsec. FRN 0.532%, 5/21/21	57,800,000	57,807,650
AbbVie, Inc. sr. unsec. notes 3.375%, 11/14/21	9,250,000	9,395,216
AbbVie, Inc. sr. unsec. sub. notes 5.00%, 12/15/21	20,984,000	21,358,675
AbbVie, Inc. sr. unsec. sub. notes 2.15%, 11/19/21	15,817,000	15,973,272
AstraZeneca PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.67%), 0.857%, 8/17/23 (United Kingdom)	36,320,000	36,651,265
Becton Dickinson and Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.03%), 1.206%, 6/6/22	45,451,000	45,849,533
Bristol-Myers Squibb Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 0.574%, 5/16/22	9,300,000	9,329,457
Cigna Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.89%), 1.074%, 7/15/23	60,792,000	61,530,843
CVS Health Corp. sr. unsec. unsub. notes 2.125%, 6/1/21	14,410,000	14,417,493
Gilead Sciences, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.15%), 0.332%, 9/17/21	19,000,000	19,004,797
Gilead Sciences, Inc. sr. unsec. notes 0.75%, 9/29/23	28,000,000	28,045,310
GlaxoSmithKline Capital PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 0.544%, 5/14/21 (United Kingdom)	23,750,000	23,752,190
Mylan NV company guaranty sr. unsec. notes 3.15%, 6/15/21	69,482,000	69,629,997
Roche Holdings, Inc. 144A company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.24%), 0.251%, 3/5/24 (Switzerland)	18,650,000	18,662,299
Stryker Corp. sr. unsec. notes 0.60%, 12/1/23	14,000,000	14,011,319
UnitedHealth Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.26%), 0.444%, 6/15/21	27,450,000	27,457,549
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.44%), 0.622%, 8/20/21	60,480,000	60,537,276

		593,568,214
Insurance (4.3%)
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.46%), 0.661%, 6/25/21	20,134,000	20,147,806
AIG Global Funding 144A sr. unsub. FRN (Secured Overnight Funding Rate + 0.38%), 0.39%, 12/15/23	37,000,000	37,068,342
Jackson National Life Global Funding 144A FRN (Secured Overnight Funding Rate + 0.60%), 0.61%, 1/6/23	46,750,000	46,946,533
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.73%), 0.923%, 6/27/22	33,784,000	34,018,652
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.48%), 0.657%, 6/11/21	47,303,000	47,325,611
MassMutual Global Funding II 144A FRN (Secured Overnight Funding Rate + 0.36%), 0.37%, 4/12/24	74,780,000	74,890,674
MassMutual Global Funding II 144A notes 2.25%, 7/1/22	7,440,000	7,608,248
MET Tower Global Funding 144A FRN (Secured Overnight Funding Rate + 0.55%), 0.56%, 1/17/23	13,300,000	13,367,070
MET Tower Global Funding 144A notes 0.55%, 7/13/22	23,000,000	23,071,556
Metropolitan Life Global Funding I 144A FRN (Secured Overnight Funding Rate + 0.57%), 0.58%, 1/13/23	31,350,000	31,521,912
Metropolitan Life Global Funding I 144A FRN (Secured Overnight Funding Rate + 0.50%), 0.51%, 5/28/21	19,550,000	19,554,692
Metropolitan Life Global Funding I 144A FRN (Secured Overnight Funding Rate + 0.32%), 0.33%, 1/7/24	27,300,000	27,358,968
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	7,400,000	7,575,498
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.52%), 0.703%, 6/10/22	47,550,000	47,789,611
New York Life Global Funding 144A FRN (Secured Overnight Funding Rate + 0.36%), 0.37%, 10/21/23	9,500,000	9,524,567
New York Life Global Funding 144A FRN (Secured Overnight Funding Rate + 0.22%), 0.23%, 2/2/23	27,255,000	27,228,018
New York Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.28%), 0.466%, 1/21/22	42,000,000	42,069,290
New York Life Global Funding 144A sr. notes (BBA LIBOR USD 3 Month + 0.28%), 0.468%, 1/10/23	56,750,000	56,954,198
Northwestern Mutual Global Funding 144A FRN (Secured Overnight Funding Rate + 0.33%), 0.34%, 3/25/24	27,995,000	28,027,578
Pacific Life Global Funding II 144A company guaranty sr. notes 0.50%, 9/23/23	28,215,000	28,249,958
Pacific Life Global Funding II 144A unsec. FRN (Secured Overnight Funding Rate + 0.38%), 0.39%, 4/12/24	47,055,000	47,223,431
Principal Life Global Funding II 144A FRN (Secured Overnight Funding Rate + 0.45%), 0.46%, 4/12/24	28,000,000	28,014,945
Protective Life Global Funding 144A notes 0.631%, 10/13/23	11,851,000	11,878,067
Trinity Acquisition PLC company guaranty sr. unsec. unsub. notes 3.50%, 9/15/21 (United Kingdom)	12,818,000	12,927,175

		730,342,400
Investment banking/Brokerage (3.8%)
Ares Capital Corp. sr. unsec. notes 3.625%, 1/19/22	10,756,000	10,956,499
Charles Schwab Corp. (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.32%), 0.502%, 5/21/21	28,500,000	28,501,340
Charles Schwab Corp. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.50%), 0.51%, 3/18/24	60,160,000	60,525,599
Deutsche Bank AG sr. unsec. unsub. notes 4.25%, 10/14/21 (Germany)	88,985,000	90,490,626
Deutsche Bank AG sr. unsec. unsub. notes Ser. GMTN, 3.375%, 5/12/21 (Germany)	21,038,000	21,051,458
Deutsche Bank AG sr. unsec. unsub. notes 3.375%, 5/12/21 (Germany)	12,824,000	12,832,244
Goldman Sachs Group, Inc. (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.05%), 1.244%, 6/5/23	7,263,000	7,318,135
Goldman Sachs Group, Inc. (The) sr. unsec. FRN (Secured Overnight Funding Rate + 0.58%), 0.591%, 3/8/24	37,850,000	37,870,357
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.78%), 0.966%, 10/31/22	533,000	534,463
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 0.925%, 2/23/23	63,153,000	63,641,721
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.54%), 0.556%, 11/17/23	19,200,000	19,197,220
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.41%), 0.42%, 1/27/23	47,000,000	46,990,186
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.25%, 7/27/21	3,307,000	3,345,130
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 0.481%, 1/27/23	16,920,000	16,918,782
Morgan Stanley sr. unsec. FRN Ser. GMTN, (Secured Overnight Funding Rate + 0.70%), 0.71%, 1/20/23	29,940,000	29,999,303
Morgan Stanley sr. unsec. FRN Ser. MTN, 0.56%, 11/10/23	18,500,000	18,520,032
Morgan Stanley sr. unsec. FRN Ser. MTN, 0.529%, 1/25/24	23,000,000	22,984,561
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.93%), 1.114%, 7/22/22	18,363,000	18,391,636
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.22%), 1.413%, 5/8/24	54,184,000	55,077,599
TD Ameritrade Holding Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 0.606%, 11/1/21	70,400,000	70,532,788

		635,679,679
Real estate (0.2%)
Public Storage sr. unsec. FRN (Secured Overnight Funding Rate + 0.47%), 0.48%, 4/23/24	28,100,000	28,126,695

		28,126,695
Technology (0.5%)
Fidelity National Information Services, Inc. sr. unsec. notes 0.375%, 3/1/23	14,000,000	13,975,818
Fiserv, Inc. sr. unsec. notes 4.75%, 6/15/21	4,287,000	4,308,707
IBM Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.40%), 0.594%, 5/13/21	18,680,000	18,682,297
Microchip Technology, Inc. company guaranty sr. notes 3.922%, 6/1/21	39,819,000	39,922,548

		76,889,370
Utilities and power (3.0%)
American Electric Power Co., Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.48%), 0.656%, 11/1/23	18,500,000	18,522,158
American Electric Power Co., Inc. sr. unsec. unsub. notes 0.75%, 11/1/23	9,500,000	9,505,899
Atmos Energy Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%), 0.565%, 3/9/23	18,700,000	18,710,551
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. FRN Ser. C, (BBA LIBOR USD 3 Month + 0.40%), 0.601%, 6/25/21	47,100,000	47,126,898
Dominion Energy, Inc. jr. unsec. sub. notes 2.715%, 8/15/21	10,451,000	10,519,068
Dominion Energy, Inc. sr. unsec. unsub. FRN Ser. D, (BBA LIBOR USD 3 Month + 0.53%), 0.714%, 9/15/23	20,688,000	20,701,012
Dominion Energy, Inc. sr. unsec. unsub. notes Ser. C, 2.00%, 8/15/21	4,700,000	4,713,756
Duke Energy Corp. sr. unsec. unsub. notes (BBA LIBOR USD 3 Month + 0.65%), 0.827%, 3/11/22	23,600,000	23,697,393
Duke Energy Corp. 144A sr. unsec. notes (BBA LIBOR USD 3 Month + 0.50%), 0.698%, 5/14/21	53,295,000	53,302,749
Duke Energy Florida, LLC sr. unsec. FRN Ser. A, (BBA LIBOR USD 3 Month + 0.25%), 0.44%, 11/26/21	14,825,000	14,835,686
Duke Energy Progress, LLC sr. unsec. unsub. FRN Ser. A, (BBA LIBOR USD 3 Month + 0.18%), 0.369%, 2/18/22	19,200,000	19,196,227
Enbridge Energy Partners LP company guaranty sr. unsec. notes 4.20%, 9/15/21	6,608,000	6,636,809
Enbridge, Inc. company guaranty sr. unsec. FRN (Secured Overnight Funding Rate + 0.40%), 0.413%, 2/17/23 (Canada)	18,620,000	18,642,214
Florida Power & Light Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%), 0.564%, 7/28/23	28,390,000	28,391,158
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 5.00%, 10/1/21	36,034,000	36,295,614
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.54%), 0.55%, 3/1/23	18,700,000	18,755,462
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.27%), 0.452%, 2/22/23	60,000,000	60,006,397
Pacific Gas and Electric Co. FRN (BBA LIBOR USD 3 Month + 1.48%), 1.67%, 6/16/22	23,090,000	23,104,635
Pacific Gas and Electric Co. notes 1.75%, 6/16/22	19,282,000	19,298,815
PPL Electric Utilities Corp. sr. unsub. FRN (BBA LIBOR USD 3 Month + 0.25%), 0.443%, 9/28/23	9,000,000	9,003,800
Public Service Enterprise Group, Inc. sr. unsec. unsub. notes 2.00%, 11/15/21	32,058,000	32,297,773
Xcel Energy, Inc. sr. unsec. notes 0.50%, 10/15/23	9,189,000	9,208,982

		502,473,056

Total corporate bonds and notes (cost $9,176,174,654)		$9,193,706,376

COMMERCIAL PAPER (24.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Amcor Flexibles NA, Inc.	0.200	5/4/21	$24,500,000	$24,499,537
Ameren Corp.	0.200	5/6/21	28,500,000	28,499,288
American Electric Power Co., Inc.	0.260	7/9/21	57,000,000	56,973,733
American Electric Power Co., Inc.	0.250	5/19/21	28,000,000	27,997,562
American Honda Finance Corp.	0.250	6/4/21	18,750,000	18,746,318
American Honda Finance Corp.	0.250	5/26/21	25,000,000	24,996,678
American Honda Finance Corp.	0.210	7/6/21	37,800,000	37,785,086
AT&T, Inc.	0.432	12/14/21	23,250,000	23,208,181
AT&T, Inc.	0.414	12/15/21	32,500,000	32,441,080
AT&T, Inc.	0.402	12/16/21	46,500,000	46,415,331
AT&T, Inc.	0.381	11/18/21	46,500,000	46,428,509
Autonation, Inc.	0.200	5/3/21	70,950,000	70,947,788
Banco Santander SA (Spain)	0.573	8/16/21	15,250,000	15,241,674
Banco Santander SA (Spain)	0.533	8/23/21	9,400,000	9,394,385
BP Capital Markets PLC (United Kingdom)	0.290	5/4/21	23,500,000	23,499,791
Cabot Corp.	0.300	5/28/21	44,000,000	43,993,943
Cabot Corp.	0.280	5/13/21	22,000,000	21,998,753
Cabot Corp.	0.230	5/6/21	28,000,000	27,999,300
Cabot Corp.	0.240	5/3/21	75,400,000	75,399,058
CenterPoint Energy, Inc.	0.220	5/5/21	14,000,000	13,999,747
Cigna Corp.	0.401	9/23/21	5,000,000	4,993,978
Cigna Corp.	0.300	7/14/21	26,900,000	26,884,588
Cigna Corp.	0.200	5/7/21	30,375,000	30,374,114
Conagra Brands, Inc.	0.380	6/10/21	14,500,000	14,491,066
Conagra Brands, Inc.	0.350	7/1/21	26,000,000	25,974,880
Conagra Brands, Inc.	0.320	5/5/21	14,000,000	13,999,454
Conagra Brands, Inc.	0.300	6/1/21	43,000,000	42,979,666
Conagra Brands, Inc.	0.300	5/27/21	43,000,000	42,982,972
Conagra Brands, Inc.	0.250	5/3/21	20,000,000	19,999,512
Crown Castle International Corp.	0.350	5/12/21	33,000,000	32,995,754
Crown Castle International Corp.	0.320	5/26/21	57,000,000	56,983,328
Crown Castle International Corp.	0.306	5/5/21	40,000,000	39,997,906
DNB Bank ASA (Norway)	0.291	7/21/21	8,400,000	8,404,456
EI du Pont de Nemours & Co.	0.250	5/17/21	32,250,000	32,247,518
Enbridge US, Inc.	0.260	6/23/21	28,000,000	27,990,760
Enbridge US, Inc.	0.220	5/17/21	16,728,000	16,726,712
Enbridge US, Inc.	0.220	5/10/21	28,000,000	27,998,802
Enbridge US, Inc.	0.210	5/27/21	23,500,000	23,496,898
Enbridge US, Inc.	0.200	5/26/21	20,000,000	19,997,472
Enbridge US, Inc.	0.200	5/20/21	9,000,000	8,999,165
Energy Transfer LP	0.400	5/3/21	110,000,000	109,996,571
Eni Finance USA, Inc.	0.280	5/6/21	18,750,000	18,749,656
Eni Finance USA, Inc.	0.270	7/28/21	9,000,000	8,993,993
Eni Finance USA, Inc.	0.270	5/5/21	28,000,000	27,999,572
Eni Finance USA, Inc.	0.260	7/27/21	10,000,000	9,993,424
Eni Finance USA, Inc.	0.260	7/20/21	8,750,000	8,744,743
Eni Finance USA, Inc.	0.260	6/3/21	10,250,000	10,248,354
Eni Finance USA, Inc.	0.260	5/24/21	14,000,000	13,998,637
Eni Finance USA, Inc.	0.260	5/18/21	13,098,000	13,097,136
Eni Finance USA, Inc.	0.260	5/14/21	18,750,000	18,749,132
Eni Finance USA, Inc.	0.260	5/12/21	14,000,000	13,999,459
Entergy Corp.	0.401	5/24/21	23,500,000	23,496,726
Entergy Corp.	0.401	5/14/21	26,550,000	26,548,059
Entergy Corp.	0.260	6/7/21	18,310,000	18,306,367
ERP Operating LP	0.250	6/24/21	28,000,000	27,990,503
ERP Operating LP	0.250	6/15/21	14,250,000	14,246,231
ERP Operating LP	0.250	5/26/21	28,000,000	27,996,461
Eversource Energy	0.220	5/3/21	14,730,000	14,729,865
Fidelity National Information Services, Inc.	0.310	5/27/21	43,000,000	42,994,324
Fidelity National Information Services, Inc.	0.270	6/9/21	10,000,000	9,997,811
Fidelity National Information Services, Inc.	0.250	6/2/21	26,000,000	25,995,591
Fidelity National Information Services, Inc.	0.250	5/28/21	48,000,000	47,993,392
Fidelity National Information Services, Inc.	0.230	5/4/21	21,000,000	20,999,650
Fidelity National Information Services, Inc.	0.220	6/10/21	10,000,000	9,997,745
FMC Corp.	0.500	6/3/21	23,500,000	23,489,191
FMC Corp.	0.500	6/1/21	23,500,000	23,489,911
FMC Corp.	0.500	5/14/21	48,250,000	48,241,387
FMC Corp.	0.500	5/6/21	20,000,000	19,998,490
FMC Corp.	0.500	5/5/21	23,000,000	22,998,543
FMC Corp.	0.400	5/3/21	19,750,000	19,749,241
General Motors Financial Co., Inc.	0.481	5/7/21	14,000,000	13,999,156
General Motors Financial Co., Inc.	0.451	7/29/21	23,000,000	22,964,925
General Motors Financial Co., Inc.	0.451	7/14/21	23,250,000	23,222,875
General Motors Financial Co., Inc.	0.451	7/12/21	19,000,000	18,978,694
General Motors Financial Co., Inc.	0.451	6/14/21	6,250,000	6,246,172
General Motors Financial Co., Inc.	0.451	5/12/21	9,250,000	9,248,831
General Motors Financial Co., Inc.	0.450	6/8/21	13,250,000	13,243,196
General Motors Financial Co., Inc.	0.400	6/25/21	9,500,000	9,492,537
General Motors Financial Co., Inc.	0.400	6/4/21	10,000,000	9,995,499
General Motors Financial Co., Inc.	0.360	6/3/21	9,500,000	9,495,864
General Motors Financial Co., Inc.	0.360	5/18/21	9,500,000	9,497,962
General Motors Financial Co., Inc.	0.360	5/10/21	9,500,000	9,499,074
General Motors Financial Co., Inc.	0.280	5/3/21	10,000,000	9,999,747
Glencore Funding, LLC	0.330	6/18/21	28,000,000	27,987,690
Glencore Funding, LLC	0.310	5/18/21	46,500,000	46,494,653
Glencore Funding, LLC	0.270	5/28/21	47,000,000	46,988,997
Glencore Funding, LLC	0.270	5/26/21	23,500,000	23,495,044
Glencore Funding, LLC	0.250	5/10/21	14,000,000	13,999,382
HSBC USA, Inc.	0.391	7/9/21	46,250,000	46,228,147
HSBC USA, Inc.	0.330	3/24/22	48,000,000	48,000,000
Humana, Inc.	0.310	7/21/21	10,000,000	9,992,324
Humana, Inc.	0.300	5/17/21	33,000,000	32,995,668
Humana, Inc.	0.280	6/24/21	5,000,000	4,997,494
Humana, Inc.	0.280	6/22/21	48,000,000	47,976,821
Humana, Inc.	0.280	6/17/21	17,000,000	16,992,611
Humana, Inc.	0.280	6/15/21	18,450,000	18,442,338
Humana, Inc.	0.280	6/14/21	25,500,000	25,489,641
Humana, Inc.	0.270	5/5/21	10,250,000	10,249,616
Humana, Inc.	0.260	6/21/21	1,474,000	1,473,304
Hyundai Capital America (South Korea)	0.260	5/24/21	28,000,000	27,997,349
Hyundai Capital America (South Korea)	0.220	5/10/21	10,000,000	9,999,656
Hyundai Capital America (South Korea)	0.220	5/5/21	18,290,000	18,289,695
Intercontinental Exchange, Inc.	0.421	6/22/21	3,500,000	3,498,761
Intesa Sanpaolo Funding, LLC (Spain)	0.260	7/21/21	17,000,000	16,979,981
Intesa Sanpaolo Funding, LLC (Spain)	0.260	6/1/21	28,000,000	27,988,004
Intesa Sanpaolo Funding, LLC (Spain)	0.250	7/26/21	10,000,000	9,987,458
Intesa Sanpaolo Funding, LLC (Spain)	0.250	7/23/21	70,000,000	69,915,393
ITC Holdings Corp.	0.210	6/21/21	33,500,000	33,489,500
Nasdaq, Inc.	0.260	5/13/21	23,250,000	23,247,758
Plains Midstream Canada ULC (Canada)	0.450	5/7/21	46,980,000	46,977,534
Plains Midstream Canada ULC (Canada)	0.430	5/3/21	33,000,000	32,999,258
PPG Industries, Inc.	0.421	8/2/21	70,750,000	70,701,415
PPG Industries, Inc.	0.220	5/21/21	8,500,000	8,499,167
Realty Income Corp.	0.220	5/12/21	91,670,000	91,663,705
Schlumberger Holdings Corp.	0.472	8/13/21	23,750,000	23,737,531
Shell International Finance BV (Netherlands)	0.553	6/14/21	48,000,000	47,993,700
Shell International Finance BV (Netherlands)	0.523	6/22/21	48,000,000	47,992,368
Shell International Finance BV (Netherlands)	0.512	5/3/21	38,000,000	37,999,892
Sherwin-Williams Co. (The)	0.220	5/20/21	18,000,000	17,998,270
Societe Generale SA (France)	0.550	6/14/21	49,000,000	49,022,491
Societe Generale SA (France)	0.518	6/2/21	33,000,000	33,011,253
Societe Generale SA (France)	0.506	6/8/21	29,000,000	29,011,281
Societe Generale SA (France)	0.303	12/10/21	18,000,000	18,009,396
Societe Generale SA (France)	0.284	12/3/21	46,500,000	46,517,159
Suncor Energy, Inc. (Canada)	0.290	6/10/21	4,500,000	4,498,985
Suncor Energy, Inc. (Canada)	0.270	7/6/21	14,500,000	14,493,658
Suncor Energy, Inc. (Canada)	0.270	6/18/21	8,000,000	7,997,692
Suncor Energy, Inc. (Canada)	0.270	6/17/21	14,250,000	14,246,010
Suncor Energy, Inc. (Canada)	0.270	6/16/21	14,250,000	14,246,130
Suncor Energy, Inc. (Canada)	0.270	5/27/21	14,000,000	13,998,152
Suncor Energy, Inc. (Canada)	0.270	5/26/21	9,250,000	9,248,831
Suncor Energy, Inc. (Canada)	0.270	5/25/21	15,500,000	15,498,138
Suncor Energy, Inc. (Canada)	0.260	7/29/21	15,000,000	14,990,625
Suncor Energy, Inc. (Canada)	0.260	7/26/21	15,000,000	14,991,010
Suncor Energy, Inc. (Canada)	0.260	7/22/21	14,900,000	14,891,584
Suncor Energy, Inc. (Canada)	0.250	7/27/21	19,000,000	18,988,435
Suncor Energy, Inc. (Canada)	0.250	6/1/21	11,500,000	11,498,129
TransCanada PipeLines, Ltd. (Canada)	0.220	6/2/21	14,000,000	13,997,626
TransCanada PipeLines, Ltd. (Canada)	0.220	5/5/21	13,000,000	12,999,729
UDR, Inc.	0.200	5/28/21	42,000,000	41,994,218
UDR, Inc.	0.200	5/13/21	28,000,000	27,998,413
Union Electric Co.	0.210	5/6/21	23,500,000	23,499,413
VW Credit, Inc.	0.250	5/6/21	19,000,000	18,999,525
VW Credit, Inc.	0.240	5/10/21	46,500,000	46,498,011
VW Credit, Inc.	0.240	5/5/21	30,000,000	29,999,375
VW Credit, Inc.	0.220	6/2/21	22,000,000	21,996,269
VW Credit, Inc.	0.210	5/18/21	46,500,000	46,496,187
Walgreens Boots Alliance, Inc.	0.280	5/3/21	42,000,000	41,999,370
Walgreens Boots Alliance, Inc.	0.276	5/21/21	61,000,000	60,992,955
Walgreens Boots Alliance, Inc.	0.260	5/25/21	7,491,000	7,489,944
Walgreens Boots Alliance, Inc.	0.260	5/13/21	11,000,000	10,999,257
Walgreens Boots Alliance, Inc.	0.260	5/12/21	48,000,000	47,997,024
Walt Disney Co. (The)	0.502	6/15/21	23,250,000	23,244,742
Waste Management, Inc.	0.452	9/10/21	47,000,000	46,958,500
Westpac Banking Corp. (Australia)	0.230	3/11/22	46,750,000	46,749,999
Westpac Banking Corp. (Australia)	0.210	11/24/21	16,000,000	16,000,000
Westpac Banking Corp. (Australia)	0.208	11/24/21	46,500,000	46,499,999

Total commercial paper (cost $4,146,737,397)				$4,147,029,080

ASSET-BACKED SECURITIES (9.1%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.076%, 7/25/24	$36,188,000	$36,209,713
Ally Auto Receivables Trust Ser. 17-4, Class A4, 1.96%, 7/15/22	4,851,668	4,869,328
American Express Credit Account Master Trust Ser. 18-6, Class A, 3.06%, 2/15/24	18,868,000	18,979,019
Bank of The West Auto Trust 144A
Ser. 18-1, Class A3, 3.43%, 12/15/22	2,872,146	2,884,599
Ser. 19-1, Class A3, 2.43%, 4/15/24	16,993,442	17,151,498
BMW Vehicle Owner Trust Ser. 20-A, Class A2, 0.39%, 2/27/23	3,982,267	3,984,454
Canadian Pacer Auto Receivables Trust 144A Ser. 20-1A, Class A2A, 1.77%, 11/21/22 (Canada)	6,834,016	6,859,340
Capital One Multi-Asset Execution Trust FRB Ser. 17-A2, Class A2, (1 Month US LIBOR + 0.41%), 0.525%, 1/15/25	14,850,000	14,895,639
CarMax Auto Owner Trust
Ser. 18-4, Class A3, 3.36%, 9/15/23	18,014,247	18,266,770
Ser. 18-1, Class A3, 2.48%, 11/15/22	2,584,915	2,594,943
Ser. 19-3, Class A3, 2.18%, 8/15/24	15,300,000	15,580,322
Ser. 20-1, Class A2, 1.87%, 4/17/23	5,640,492	5,667,775
Ser. 20-3, Class A3, 0.62%, 3/17/25	19,000,000	19,083,087
Ser. 21-1, Class A2A, 0.22%, 2/15/24	3,156,000	3,154,930
Carvana Auto Receivables Trust Ser. 20-P1, Class A2, 0.28%, 11/8/23	9,483,588	9,484,905
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB5, Class A, 0.801%, 2/25/31(WAC)	18,791,777	18,808,258
Discover Card Execution Note Trust
Ser. 17-A2, Class A2, 2.39%, 7/15/24	15,481,000	15,722,008
FRB Ser. 18-A3, Class A3, (1 Month US LIBOR + 0.23%), 0.345%, 12/15/23	15,430,000	15,430,309
Finance of America HECM Buyout 144A Ser. 21-HB1, Class A, 0.875%, 2/25/31(WAC)	8,657,921	8,694,285
Ford Credit Auto Owner Trust
Ser. 18-A, Class A4, 3.16%, 10/15/23	3,375,000	3,438,878
Ser. 19-B, Class A3, 2.23%, 10/15/23	12,705,530	12,855,506
Ser. 20-B, Class A2, 0.50%, 2/15/23	7,753,290	7,759,446
FRB Ser. 19-C, Class A2B, (1 Month US LIBOR + 0.19%), 0.305%, 7/15/22	2,616,186	2,616,160
Ser. 21-A, Class A2, 0.17%, 10/15/23	25,500,000	25,500,316
Ford Credit Floorplan Master Owner Trust
Ser. 18-3, Class A1, 3.52%, 10/15/23	39,385,000	39,967,500
Ser. 20-1, Class A1, 0.70%, 9/15/25	31,000,000	31,129,859
FRB Ser. 18-1, Class A2, (1 Month US LIBOR + 0.28%), 0.395%, 5/15/23	5,600,000	5,600,546
General Motors Financial Floorplan Owner Revolving Trust 144A
Ser. 18-4, Class A1, 3.50%, 9/15/23	445,000	450,441
Ser. 20-1, Class A, 0.68%, 8/15/25	26,500,000	26,617,342
GM Financial Automobile Leasing Trust Ser. 20-3, Class A2A, 0.35%, 11/21/22	16,721,207	16,720,036
GM Financial Consumer Automobile Receivables Trust
Ser. 18-4, Class A3, 3.21%, 10/16/23	15,239,082	15,410,004
Ser. 18-3, Class A3, 3.02%, 5/16/23	3,428,198	3,462,927
Ser. 18-1, Class A3, 2.32%, 7/18/22	1,033,548	1,035,047
Ser. 20-4, Class A3, 0.38%, 8/18/25	3,000,000	3,004,611
Ser. 20-3, Class A2, 0.35%, 7/17/23	6,735,531	6,740,620
Ser. 21-1, Class A2, 0.23%, 11/16/23	21,500,000	21,511,180
Golden Credit Card Trust 144A Ser. 18-4A, Class A, 3.44%, 8/15/25	1,250,000	1,335,258
Honda Auto Receivables Owner Trust
Ser. 18-3, Class A3, 2.95%, 8/22/22	2,355,074	2,372,137
Ser. 19-3, Class A2, 1.90%, 4/15/22	1,385,249	1,386,607
Ser. 19-4, Class A2, 1.86%, 6/20/22	7,804,131	7,818,155
Ser. 19-4, Class A3, 1.83%, 1/18/24	7,300,000	7,410,810
Ser. 20-2, Class A3, 0.82%, 7/15/24	12,500,000	12,568,950
Ser. 20-3, Class A3, 0.37%, 10/18/24	12,500,000	12,508,313
Ser. 21-1, Class A2, 0.16%, 7/21/23	20,500,000	20,500,129
Hyundai Auto Lease Securitization Trust 144A Ser. 20-B, Class A2, 0.36%, 1/17/23	16,407,190	16,416,394
Hyundai Auto Receivables Trust Ser. 20-B, Class A2, 0.38%, 3/15/23	11,293,848	11,300,884
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.006%, 10/25/53	15,023,000	15,023,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.906%, 11/25/53	8,972,000	8,972,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.906%, 6/25/52	22,114,000	22,100,179
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 0.86%, 4/25/55	30,633,000	30,633,000
FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.806%, 2/25/55	26,402,000	26,402,000
Mercedes-Benz Auto Receivables Trust
Ser. 18-1, Class A3, 3.03%, 1/17/23	1,789,621	1,803,017
Ser. 19-1, Class A3, 1.94%, 3/15/24	34,000,000	34,393,462
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.461%, 4/23/23	19,742,000	19,748,631
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.111%, 8/10/23	27,573,000	27,577,301
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	45,609,000	45,609,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.815%, 4/22/22	51,544,000	51,544,000
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.70%), 1.459%, 10/8/21	45,251,000	45,251,000
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), 1.456%, 7/15/21	45,568,000	45,568,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%), 1.265%, 10/15/21	45,586,000	45,586,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.86%, 5/25/55	17,008,000	17,008,000
Nissan Auto Lease Trust Ser. 20-B, Class A2, 0.34%, 12/15/22	21,715,566	21,727,010
Nissan Auto Receivables Owner Trust
Ser. 19-A, Class A3, 2.90%, 10/16/23	10,409,890	10,557,542
Ser. 19-B, Class A3, 2.50%, 11/15/23	21,313,223	21,665,249
Ser. 17-A, Class A4, 2.11%, 5/15/23	3,395,912	3,400,436
Ser. 17-B, Class A4, 1.95%, 10/16/23	8,931,823	8,964,541
Ser. 19-C, Class A3, 1.93%, 7/15/24	20,500,000	20,832,510
Santander Consumer Auto Receivables Trust 144A
Ser. 20-BA, Class A4, 0.54%, 4/15/25	8,925,000	8,931,105
Ser. 20-BA, Class A2, 0.38%, 2/15/23	8,576,338	8,578,799
Ser. 21-AA, Class A2, 0.23%, 11/15/23	8,190,000	8,187,158
Santander Retail Auto Lease Trust 144A Ser. 20-B, Class A2, 0.42%, 11/20/23	7,451,312	7,463,638
Securitized Term Auto Receivables Trust 144A Ser. 19-1A, Class A3, 2.986%, 2/27/23 (Canada)	4,555,421	4,605,285
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.856%, 9/7/21	43,133,000	43,133,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.606%, 10/10/21	49,838,000	49,838,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.476%, 12/10/21	49,539,000	49,539,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.91%, 4/25/22	51,131,000	51,131,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR + 0.70%), 0.806%, 3/25/54	31,964,000	31,964,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.756%, 1/26/54	31,964,000	31,964,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.706%, 1/25/46	1,446,102	1,438,580
Toyota Auto Receivables Owner Trust
Ser. 18-D, Class A4, 3.30%, 2/15/24	2,200,000	2,278,590
Ser. 19-B, Class A3, 2.57%, 8/15/23	1,616,771	1,638,038
Ser. 17-D, Class A4, 2.12%, 2/15/23	4,442,130	4,467,044
Ser. 17-C, Class A4, 1.98%, 12/15/22	944,671	947,592
Ser. 20-B, Class A3, 1.36%, 8/15/24	35,000,000	35,488,145
Ser. 20-C, Class A2, 0.36%, 2/15/23	11,338,074	11,345,639
Ser. 21-A, Class A2, 0.16%, 7/17/23	16,000,000	15,985,888
UNIFY Auto Receivables Trust 144A Ser. 21-1A, Class A2, 0.39%, 2/15/24	25,000,000	24,993,075
Volkswagen Auto Loan Enhanced Trust Ser. 20-1, Class A3, 0.98%, 11/20/24	10,000,000	10,074,250
World Omni Auto Receivables Trust
Ser. 18-C, Class A3, 3.13%, 11/15/23	17,130,027	17,349,932
Ser. 18-A, Class A, 2.50%, 4/17/23	1,506,228	1,515,630
Ser. 21-A, Class A2, 0.17%, 2/15/24	28,500,000	28,492,693

Total asset-backed securities (cost $1,531,552,441)		$1,531,475,197

MORTGAGE-BACKED SECURITIES (5.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 1619, Class PZ, 6.50%, 11/15/23	$17,074	$17,947
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	88,875	101,863
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	30,449	35,108
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	9,293	10,083
REMICs Ser. 3611, PO, zero %, 7/15/34	28,826	26,925
Federal National Mortgage Association
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	6,658	7,207
REMICs Ser. 03-43, Class YA, 4.00%, 3/25/33	17,329	17,395
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	34,428	35,198
REMICs FRB Ser. 10-90, Class GF, (1 Month US LIBOR + 0.50%), 0.606%, 8/25/40	342,467	341,670
REMICs FRB Ser. 06-74, Class FL, (1 Month US LIBOR + 0.35%), 0.456%, 8/25/36	170,815	171,469
REMICs FRB Ser. 05-63, Class FC, (1 Month US LIBOR + 0.25%), 0.356%, 10/25/31	408,969	410,320
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	8,281	8,971

		1,184,156
Residential mortgage-backed securities (non-agency) (5.5%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 05-R7, Class M2, (1 Month US LIBOR + 0.75%), 0.856%, 9/25/35	840,823	840,562
FRB Ser. 05-R8, Class M2, (1 Month US LIBOR + 0.74%), 0.841%, 10/25/35	637,100	637,100
FRB Ser. 05-R11, Class M2, (1 Month US LIBOR + 0.71%), 0.811%, 1/25/36	8,321,209	8,237,997
Angel Oak Mortgage Trust I, LLC 144A
Ser. 18-2, Class A1, 3.674%, 7/27/48(WAC)	7,503,904	7,509,382
FRB Ser. 18-3, Class A1, 3.649%, 9/25/48(WAC)	5,606,241	5,653,119
Ser. 19-4, Class A1, 2.993%, 7/26/49(WAC)	17,523,453	17,777,543
Argent Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-W8, Class A2, (1 Month US LIBOR + 0.96%), 1.066%, 5/25/34	101,853	101,857
Arroyo Mortgage Trust 144A
FRB Ser. 18-1, Class A1, 3.753%, 4/25/48(WAC)	21,547,279	21,587,185
Ser. 19-3, Class A1, 2.962%, 10/25/48(WAC)	12,808,551	13,050,976
Bear Stearns Asset Backed Securities I Trust FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR + 1.00%), 1.106%, 10/25/37	3,368,141	3,368,140
Bellemeade Re, Ltd. 144A FRB Ser. 18-1A, Class M1B, (1 Month US LIBOR + 1.60%), 1.706%, 4/25/28 (Bermuda)	6,347,194	6,347,160
BRAVO Residential Funding Trust 144A
Ser. 19-1, Class A1C, 3.50%, 3/25/58	5,777,959	5,936,558
Ser. 19-NQM2, Class A1, 2.748%, 11/25/59(WAC)	14,981,292	15,300,394
Ser. 19-NQM1, Class A1, 2.666%, 7/25/59(WAC)	9,351,163	9,465,762
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60(WAC)	14,781,881	14,930,424
FRB Ser. 21-HE1, Class A1, (US 30 Day Average SOFR + 0.75%), 0.76%, 1/25/70	18,407,077	18,462,666
Carrington Mortgage Loan Trust FRB Ser. 06-RFC1, Class A4, (1 Month US LIBOR + 0.48%), 0.586%, 3/25/36	4,822,775	4,796,061
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3, (1 Month US LIBOR + 1.45%), 1.556%, 10/25/37	1,559,326	1,566,335
Citigroup Mortgage Loan Trust 144A Ser. 19-IMC1, Class A1, 2.72%, 7/25/49(WAC)	1,864,917	1,895,474
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH1, Class M4, (1 Month US LIBOR + 0.75%), 0.856%, 1/25/36	2,584,000	2,578,835
COLT Funding, LLC 144A
Ser. 19-4, Class A1, 2.579%, 11/25/49(WAC)	15,582,297	15,715,145
Ser. 21-3R, Class A1, 1.051%, 12/25/64(WAC)	9,500,000	9,499,890
COLT Mortgage Loan Trust 144A
FRB Ser. 20-1, Class A1, 2.488%, 2/25/50(WAC)	9,063,825	9,254,356
Ser. 20-1R, Class A1, 1.255%, 9/25/65(WAC)	6,852,887	6,920,046
Countrywide Asset-Backed Certificates
FRB Ser. 05-BC3, Class M4, (1 Month US LIBOR + 1.50%), 1.606%, 6/25/35	1,934,036	1,939,573
FRB Ser. 05-BC5, Class M3, (1 Month US LIBOR + 0.75%), 0.856%, 1/25/36	1,821,386	1,821,606
Countrywide Asset-Backed Certificates Trust FRB Ser. 05-BC4, Class M6, (1 Month US LIBOR + 1.05%), 1.156%, 8/25/35	430,634	430,294
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class A1, 1.616%, 4/25/65	10,365,179	10,422,792
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 2.24%, 2/25/50(WAC)	7,107,363	7,225,973
Credit-Based Asset Servicing and Securitization, LLC FRB Ser. 05-CB7, Class M1, (1 Month US LIBOR + 0.62%), 0.721%, 11/25/35	2,113,834	2,101,909
CSMC Trust 144A
Ser. 19-NQM1, Class A1, 2.656%, 10/25/59	10,113,913	10,302,085
Ser. 15-2R, Class 7A3, 2.437%, 8/27/36(WAC)	2,644,505	2,667,477
CWABS Asset-Backed Certificates Trust
FRB Ser. 04-10, Class MV3, (1 Month US LIBOR + 1.13%), 1.231%, 12/25/34	4,690,987	4,658,784
FRB Ser. 05-3, Class MV5, (1 Month US LIBOR + 1.01%), 1.111%, 8/25/35	2,609,483	2,604,978
FRB Ser. 05-4, Class MV4, (1 Month US LIBOR + 0.96%), 1.066%, 10/25/35	1,168,063	1,191,424
FRB Ser. 04-AB2, Class M2, (1 Month US LIBOR + 0.86%), 0.961%, 5/25/36	788,433	788,433
Deephaven Residential Mortgage Trust 144A
Ser. 19-2A, Class A1, 3.558%, 4/25/59(WAC)	5,009,166	5,052,746
Ser. 19-3A, Class A1, 2.964%, 7/25/59(WAC)	16,858,463	16,927,721
Ser. 19-4A, Class A1, 2.791%, 10/25/59(WAC)	3,690,600	3,727,506
Ellington Financial Mortgage Trust 144A
Ser. 19-1, Class A1, 2.934%, 6/25/59(WAC)	5,476,877	5,556,839
Ser. 19-2, Class A1, 2.739%, 11/25/59(WAC)	9,108,468	9,309,766
Ser. 20-2, Class A1, 1.178%, 10/25/65(WAC)	4,427,716	4,449,854
Encore Credit receivables Trust
FRB Ser. 05-3, Class M3, (1 Month US LIBOR + 0.77%), 0.871%, 10/25/35	1,859,735	1,853,367
FRB Ser. 05-4, Class M3, (1 Month US LIBOR + 0.71%), 0.811%, 1/25/36	6,500,000	6,496,945
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3, (1 Month US LIBOR + 0.48%), 0.826%, 4/25/35	1,825,017	1,824,433
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.856%, 10/25/24	1,855,843	1,875,265
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 4.256%, 1/25/25	38,509	38,543
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 4.206%, 8/25/24	1,609,598	1,628,210
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 4.006%, 12/25/27	2,885,479	2,932,028
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.906%, 3/25/29	4,005,583	4,169,582
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.356%, 7/25/29	25,216,842	26,162,307
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (1 Month US LIBOR + 2.35%), 2.456%, 4/25/30	4,400,397	4,465,111
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M2, (1 Month US LIBOR + 1.35%), 1.456%, 3/25/29	57,609	57,681
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2AS, (1 Month US LIBOR + 1.05%), 1.156%, 12/25/29	24,250,410	24,250,405
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 0.856%, 3/25/30	176,973	176,973
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AR, (1 Month US LIBOR + 0.75%), 0.856%, 3/25/30	13,169,500	12,997,871
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 1.356%, 2/25/47	5,134,207	5,144,400
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.106%, 2/25/47	14,000,000	13,567,236
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M1, (1 Month US LIBOR + 0.80%), 0.906%, 12/25/30	187,187	187,187
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M1, (1 Month US LIBOR + 0.75%), 0.856%, 10/25/48	49,225	49,225
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 0.856%, 9/25/48	4,263	4,263
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.856%, 8/25/28	9,840,231	10,444,523
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.106%, 9/25/28	15,683,016	16,562,397
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.106%, 7/25/25	2,256,295	2,284,866
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.656%, 2/25/25	3,855,321	3,877,074
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.356%, 1/25/29	2,911,937	3,051,635
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2A, (1 Month US LIBOR + 4.25%), 4.356%, 1/25/29	1,242,957	1,250,337
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.106%, 5/25/25	3,221,132	3,261,973
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.006%, 7/25/24	4,378,323	4,432,634
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 2.706%, 5/25/24	1,309,084	1,322,620
First Franklin Mortgage Loan Trust
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR + 0.87%), 0.976%, 9/25/34	975,723	969,673
FRB Ser. 05-FFH4, Class M1, (1 Month US LIBOR + 0.72%), 0.826%, 12/25/35	2,029,549	2,019,401
FRB Ser. 05-FF9, Class A4, (1 Month US LIBOR + 0.72%), 0.826%, 10/25/35	1,222,251	1,220,492
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR + 0.68%), 0.781%, 11/25/36	568,716	566,433
FRB Ser. 06-FF7, Class 1A, (1 Month US LIBOR + 0.28%), 0.386%, 5/25/36	8,307,335	8,214,220
FWD Securitization Trust 144A
Ser. 19-INV1, Class A1, 2.81%, 6/25/49(WAC)	8,386,474	8,504,832
FRB Ser. 20-INV1, Class A1, 2.28%, 1/25/50(WAC)	5,117,664	5,253,283
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58(WAC)	2,554,581	2,576,951
Ser. 19-2, Class A22, 3.50%, 6/25/59(WAC)	10,506,832	10,735,536
Ser. 18-1, Class A43, 3.50%, 11/25/57(WAC)	966,283	970,137
Ser. 19-H1, Class A1, 2.657%, 10/25/59(WAC)	3,468,586	3,567,101
GCAT Trust 144A
Ser. 19-NQM2, Class A1, 2.855%, 9/25/59	13,890,082	14,106,677
Ser. 19-NQM3, Class A1, 2.686%, 11/25/59(WAC)	6,837,064	7,016,784
GCAT, LLC 144A Ser. 19-NQM1, Class A1, 2.985%, 2/25/59	12,072,571	12,126,212
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60(WAC)	4,554,561	4,570,502
GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, (1 Month US LIBOR + 0.86%), 0.966%, 6/25/35	3,091,888	3,091,888
FRB Ser. 06-2, Class 2A4, (1 Month US LIBOR + 0.62%), 0.726%, 12/25/35	5,363,008	5,366,093
GSAMP Trust FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR + 0.23%), 0.336%, 10/25/46	763,820	731,281
Home Equity Asset Trust
FRB Ser. 06-1, Class M2, (1 Month US LIBOR + 0.46%), 0.796%, 4/25/36	8,069,924	8,064,315
FRB Ser. 06-4, Class 1A1, (1 Month US LIBOR + 0.16%), 0.426%, 8/25/36	5,059,402	5,016,163
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.706%, 10/25/28 (Bermuda)	2,462,849	2,462,836
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1, (1 Month US LIBOR + 0.54%), 0.646%, 10/25/35	4,805,129	4,795,983
Homeward Opportunities Fund I Trust 144A
Ser. 18-2, Class A1, 3.985%, 11/25/58(WAC)	5,263,778	5,364,104
Ser. 19-2, Class A1, 2.702%, 9/25/59(WAC)	10,005,376	10,090,422
Ser. 19-3, Class A1, 2.675%, 11/25/59(WAC)	17,539,622	17,811,735
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-OPT2, Class M2, (1 Month US LIBOR + 0.68%), 0.781%, 12/25/35	1,989,437	1,987,937
JPMorgan Mortgage Acquisition Trust
FRB Ser. 07-CH2, Class MV1, (1 Month US LIBOR + 0.28%), 0.386%, 1/25/37	6,660,000	6,606,310
FRB Ser. 07-CH1, Class MV2, (1 Month US LIBOR + 0.28%), 0.386%, 11/25/36	235,237	235,131
FRB Ser. 07-CH4, Class A4, (1 Month US LIBOR + 0.16%), 0.266%, 1/25/36	529,833	529,316
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	3,161,111	3,173,684
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class M1, (1 Month US LIBOR + 0.75%), 0.856%, 2/25/34	450,464	449,482
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (1 Month US LIBOR + 0.58%), 0.686%, 12/25/35	822,853	807,451
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-AR1, Class M1, (1 Month US LIBOR + 0.75%), 0.856%, 6/25/36	557,611	557,247
MFA Trust 144A Ser. 21-NQM1, Class A1, 1.153%, 4/25/65(WAC)	19,705,804	19,704,919
MFRA Trust 144A Ser. 20-NQM1, Class A1, 1.479%, 3/25/65(WAC)	4,427,625	4,470,269
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 06-NC1, Class M1, (1 Month US LIBOR + 0.57%), 0.676%, 12/25/35	2,503,720	2,493,092
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (1 Month US LIBOR + 0.32%), 0.426%, 4/25/37	4,684,404	4,628,032
New Century Home Equity Loan Trust
FRB Ser. 05-3, Class M3, (1 Month US LIBOR + 0.77%), 0.871%, 7/25/35	327,714	327,584
FRB Ser. 05-C, Class A2D, (1 Month US LIBOR + 0.68%), 0.786%, 12/25/35	1,581,579	1,581,755
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59(WAC)	6,875,810	6,976,884
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60(WAC)	3,729,913	3,816,447
FRB Ser. 18-4A, Class 4A, (1 Month US LIBOR + 0.75%), 0.856%, 1/25/48	5,148,209	5,169,851
Nomura Home Equity Loan, Inc./Home Equity Loan Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR + 0.74%), 0.841%, 5/25/35	1,098,041	1,092,268
Nomura Resecuritization Trust 144A FRB Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%), 2.259%, 11/25/47	577,425	576,578
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (1 Month US LIBOR + 0.90%), 1.006%, 1/25/60	1,415,944	1,413,432
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates FRB Ser. 05-3, Class M1, (1 Month US LIBOR + 0.69%), 0.796%, 7/25/35	1,274,269	1,273,019
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Asset Backed Pass-Through Certificates FRB Ser. 04-MHQ1, Class M3, (1 Month US LIBOR + 1.28%), 1.381%, 12/25/34	3,589,914	3,596,485
RASC Series Trust FRB Ser. 06-KS6, Class A4, (1 Month US LIBOR + 0.25%), 0.356%, 8/25/36	5,618,520	5,553,801
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS2, Class M4, (1 Month US LIBOR + 1.08%), 1.186%, 2/25/35	2,427,423	2,439,790
FRB Ser. 05-RS6, Class M4, (1 Month US LIBOR + 0.98%), 1.081%, 6/25/35	2,300,198	2,323,199
Residential Asset Securities Corp., Trust
FRB Ser. 05-KS1, Class M2, (1 Month US LIBOR + 0.75%), 1.231%, 2/25/35	1,697,423	1,679,360
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR + 0.90%), 1.006%, 11/25/34	3,695,468	3,681,276
FRB Ser. 06-KS7, Class A4, (1 Month US LIBOR + 0.24%), 0.346%, 9/25/36	458,302	454,553
Residential Mortgage Loan Trust 144A
Ser. 19-2, Class A1, 2.913%, 5/25/59(WAC)	1,791,182	1,818,050
Ser. 19-3, Class A1, 2.633%, 9/25/59(WAC)	9,063,898	9,211,184
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%), 0.586%, 1/25/36	7,450,041	7,397,628
SG Residential Mortgage Trust 144A Ser. 19-3, Class A1, 2.703%, 9/25/59(WAC)	1,385,502	1,405,209
Soundview Home Loan Trust FRB Ser. 05-OPT3, Class M1, (1 Month US LIBOR + 0.47%), 0.811%, 11/25/35	7,501,683	7,485,058
Spruce Hill Mortgage Loan Trust 144A Ser. 19-SH1, Class A1, 3.368%, 4/29/49(WAC)	7,299,692	7,419,407
Starwood Mortgage Residential Trust 144A
FRB Ser. 18-IMC2, Class A1, 4.121%, 10/25/48(WAC)	9,428,447	9,570,251
Ser. 19-1, Class A1, 2.868%, 6/25/49(WAC)	12,969,185	13,048,879
FRB Ser. 20-2, Class A1, 2.718%, 4/25/60(WAC)	23,220,526	23,588,040
Ser. 19-INV1, Class A1, 2.61%, 9/27/49(WAC)	8,003,132	8,119,379
Starwood Residential Mortgage Trust 144A Ser. 21-1, Class A1, 1.219%, 5/25/65(WAC)	15,037,621	15,018,824
Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%), 0.946%, 8/25/34	952,873	949,883
FRB Ser. 05-HE3, Class M1, (1 Month US LIBOR + 0.72%), 0.826%, 9/25/35	5,892,110	5,874,043
Structured Asset Investment Loan Trust 144A FRB Ser. 05-1, Class M2, (1 Month US LIBOR + 0.72%), 0.826%, 2/25/35	1,223,670	1,219,445
Structured Asset Securities Corp Mortgage Loan Trust FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR + 0.26%), 0.366%, 4/25/36	1,229,364	1,204,776
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (1 Month US LIBOR + 0.66%), 0.766%, 2/25/35	2,731,730	2,732,308
Structured Asset Securities Corp. Mortgage Loan Trust
FRB Ser. 05-NC2, Class M4, (1 Month US LIBOR + 0.71%), 0.811%, 5/25/35	2,212,693	2,214,696
FRB Ser. 06-WF1, Class M4, (1 Month US LIBOR + 0.65%), 0.751%, 2/25/36	1,953,000	1,955,787
Structured Asset Securities Corp. Mortgage Loan Trust 144A FRB Ser. 06-GEL3, Class A3, (1 Month US LIBOR + 0.60%), 0.706%, 7/25/36	689,809	688,959
Towd Point HE Trust 144A
FRB Ser. 19-HE1, Class A1, (1 Month US LIBOR + 0.90%), 1.006%, 4/25/48	5,019,442	5,027,063
Ser. 21-HE1, Class A1, 0.918%, 2/25/63(WAC)	3,374,078	3,379,463
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (1 Month US LIBOR + 1.00%), 1.106%, 5/25/58	1,147,083	1,156,699
FRB Ser. 19-HY1, Class A1, (1 Month US LIBOR + 1.00%), 1.106%, 10/25/48	9,520,749	9,601,476
Verus Securitization Trust 144A
Ser. 19-2, Class A1, 3.211%, 5/25/59(WAC)	14,216,920	14,244,012
Ser. 19-INV2, Class A1, 2.913%, 7/25/59(WAC)	21,833,357	22,240,034
Ser. 19-3, Class A1, 2.784%, 7/25/59	8,176,568	8,306,932
Ser. 19-INV3, Class A1, 2.692%, 11/25/59(WAC)	6,945,787	7,077,451
Ser. 19-4, Class A1, 2.642%, 11/25/59	21,136,224	21,494,855
Ser. 20-1, Class A1, 2.417%, 1/25/60	5,015,505	5,088,022
Ser. 20-5, Class A1, 1.218%, 5/25/65	13,786,304	13,830,092
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 05-3, Class M6, (1 Month US LIBOR + 1.01%), 1.111%, 11/25/35	1,585,000	1,579,817

		913,741,746

Total mortgage-backed securities (cost $913,072,155)		$914,925,902

CERTIFICATES OF DEPOSIT (4.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of Montreal/Chicago, IL FRN (Canada)	0.240	3/16/22	$20,000,000	$20,003,473
Bank of Montreal/Chicago, IL FRN (Canada)	0.223	3/4/22	34,500,000	34,502,880
Bank of Nova Scotia/Houston FRN	0.220	12/9/21	70,000,000	70,023,927
Canadian Imperial Bank of Commerce/New York, NY FRN	0.304	1/3/22	46,500,000	46,527,874
Cooperatieve Rabobank UA/NY FRN (Netherlands)	0.491	9/24/21	28,500,000	28,534,583
Cooperatieve Rabobank UA/NY FRN (Netherlands)	0.482	6/17/21	32,500,000	32,512,705
Credit Suisse AG/New York, NY FRN	0.260	7/19/22	23,250,000	23,200,762
Deutsche Bank AG/New York, NY FRN (Germany)	0.730	2/16/22	46,500,000	46,501,528
Morgan Stanley Bank, NA FRN	0.312	12/2/21	47,000,000	47,072,333
Natixis SA/New York, NY FRN (France)	0.260	12/10/21	32,500,000	32,518,995
Nordea Bank ABP/New York, NY FRN	0.501	11/19/21	57,000,000	57,095,640
Nordea Bank ABP/New York, NY FRN	0.414	1/28/22	20,585,000	20,616,790
Standard Chartered Bank/New York FRN	0.291	4/25/22	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.565	11/5/21	38,000,000	38,064,908
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.549	5/13/21	28,000,000	28,002,764
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.538	7/12/21	27,900,000	27,919,242
Sumitomo Mitsui Trust Bank Ltd./New York FRN	0.210	6/16/21	46,500,000	46,506,469
Svenska Handelsbanken/New York, NY FRN (Sweden)	0.454	1/6/22	47,000,000	47,072,895

Total certificates of deposit (cost $671,261,200)				$671,677,768

ASSET-BACKED COMMERCIAL PAPER (0.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Arabella Finance, LLC	0.400	7/8/21	$1,796,000	$1,794,785
Arabella Finance, LLC	0.400	7/7/21	1,692,000	1,690,872
Arabella Finance, LLC	0.340	5/5/21	24,800,000	24,799,046
Arabella Finance, LLC	0.330	6/25/21	4,550,000	4,547,544
Arabella Finance, LLC	0.300	5/25/21	11,000,000	10,997,556
Arabella Finance, LLC	0.300	5/20/21	19,000,000	18,996,654
Arabella Finance, LLC	0.300	5/7/21	23,250,000	23,248,734
Arabella Finance, LLC	0.270	5/10/21	10,000,000	9,999,200
Arabella Finance, LLC	0.280	5/6/21	5,650,000	5,649,737
Romulus Funding Corp.	0.320	5/21/21	21,130,000	21,122,974

Total asset-backed commercial paper (cost $122,851,131)				$122,847,102

REPURCHASE AGREEMENTS (0.6%)(a)
	Principal amount	Value
Interest in $25,000,000 tri-party term repurchase agreement dated 4/30/2021 with RBC Capital Markets, LLC due 6/4/2021 - maturity value of $25,059,063 for an effective yield of 0.270% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.441% to 7.500% and due dates ranging from 3/8/2023 to 3/25/2050, valued at $26,251,440)(IR)(EG) (Canada)	$25,000,000	$25,000,000
Interest in $75,000,000 tri-party term repurchase agreement dated 4/30/2021 with BNP Paribas due 6/4/2021 - maturity value of $75,020,417 for an effective yield of 0.250% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.810% to 10.750% and due dates ranging from 3/15/2023 to perpetual maturity, valued at $78,751,641)(IR)(EG) (France)	75,000,000	75,000,000

Total repurchase agreements (cost $100,000,000)		$100,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.6%)(a)
	Shares	Value
Federal Farm Credit Banks Funding Corporation unsec. FRB	93,000,000	$93,496,858

Total U.S. government agency obligations (cost $93,000,000)		$93,496,858

MUTUAL FUNDS (0.1%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.10%(AFF)	12,954,130	$12,954,130

Total mutual funds (cost $12,954,130)		$12,954,130

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (—%)
Federal National Mortgage Association Pass-Through Certificates
6.00%, 5/1/23	$597	$607
5.50%, 11/1/23	13	14

Total U.S. government and agency mortgage obligations (cost $659)		$621
TOTAL INVESTMENTS

Total investments (cost $16,767,603,767)		$16,788,113,034

	Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2020 through April 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $16,740,236,766.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/21
	Short-term investments
	Putnam Short Term Investment Fund*	$365,382,337	$1,778,620,801	$2,131,049,008	$338,955	$12,954,130

	Total Short-term investments	$365,382,337	$1,778,620,801	$2,131,049,008	$338,955	$12,954,130
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	67.4%
	Canada	6.7
	United Kingdom	5.6
	Netherlands	3.7
	France	3.6
	Japan	3.5
	Australia	2.0
	Sweden	2.0
	Spain	1.5
	Switzerland	1.3
	Germany	1.1
	Other	1.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $105,003,081 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$122,847,102	$—
Asset-backed securities	—	1,531,475,197	—
Certificates of deposit	—	671,677,768	—
Commercial paper	—	4,147,029,080	—
Corporate bonds and notes	—	9,193,706,376	—
Mortgage-backed securities	—	914,925,902	—
Mutual funds	—	12,954,130	—
Repurchase agreements	—	100,000,000	—
U.S. government agency obligations	—	93,496,858	—
U.S. government and agency mortgage obligations	—	621	—

Totals by level	$—	$16,788,113,034	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com